Asset Retirement Obligation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Information Related to Asset Retirement Obligations

The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2015	$206,234
Additions to asset retirement obligations	4,562
Accretion expense	1,069
Liabilities settled	(1,605)

Balance at March 31, 2016	$210,260

The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2013	$200,831
Additions to asset retirement obligations	1,238
Accretion expense	5,262
Liabilities settled	(3,004)

Balance at December 31, 2014	204,327
Additions to asset retirement obligations	1,680
Accretion expense	4,845
Liabilities settled	(4,618)

Balance at December 31, 2015	$206,234